Recapitalization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Recapitalization [Abstract]
Schedule of Ordinary Shares Issued Immediately Following the Consummation	The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in stockholders’ deficit for the year ended December 31, 2025:

Cash - trust and cash, net of redemptions	$306,895
Less: transaction costs, paid	(293,631)
Net proceeds from the Business Combination	13,264

Less: accounts payable, accrued liabilities and other current liabilities combined	(3,013,837)
Less: Convertible notes payable combined	(770,000)
Less: Warrants liabilities combined	(230,000)
Reverse recapitalization, net	$(4,000,573)

The number of Class A ordinary shares issued immediately following the consummation of the Business Combination were:

PC4 Class A common stock, outstanding prior to the Business Combination	9,057,927
Less: Redemption of PC4 Class A common stock	(307,742)
Class A common stock of PC4	8,750,185
PC4 Class B common stock, outstanding prior to the Business Combination	1
Business Combination Class A ordinary shares	8,750,186
Issuance of shares related to preference shares conversion	12,185,000
Issuance of shares related to working capital agreements	432,891
BC2 Shares	11,450,000
Class A ordinary shares immediately after the Business Combination	32,818,077

Schedule of BC2 Shares was Determined

The number of BC2 shares was determined as follows:

		BC2’s shares after
	BC2 Shares	conversion ratio
Class A ordinary shares issued to existing BC2 Shareholders	127,361,990	11,450,000
	127,361,990	11,450,000